Other current liabilities	12 Months Ended
Dec. 31, 2022
Other current liabilities
Other current liabilities

19Other current liabilities

Other current liabilities include the following:

	As of December 31
in 000€	2022	2021	2020
Payroll-related liabilities	15,192	11,836	11,152
Non-income tax payables	2,016	2,058	3,018
Accrued charges	1,718	1,170	995
Advances received	795	276	404
RapidFit+ amounts payable to former shareholders	—	—	875
Derivatives	—	118	140
Cash settled share-based payment plan	9	147	1,223
Other current liabilities	227	367	888
Total	19,957	15,972	18,695

The non-income tax payables mainly relate to VAT payables and payroll taxes.